Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Disclosure of Credit Facilities

Credit facility limits at December 31	Maturity	2025
Unsecured revolving term facility[1]	September 4, 2030	4,500
Uncommitted revolving demand facility	n/a	1,000
Unsecured revolving term facility[2]	September 2, 2026	500
Other credit facilities	Various	850
Accounts receivable purchase facility[3]	March 6, 2026	500

1  In 2025, we extended the maturity date from September 4, 2029 to September 4, 2030, subject to extension at the request of Nutrien provided that the resulting maturity date may not exceed five years from the date of request.

2  In 2025, we extended the maturity date from September 3, 2025 to September 2, 2026 and reduced the facility limit from $750 million to $500 million.

3  In 2025, we extended the maturity date from March 7, 2025 to March 6, 2026.

Principal covenants and events of default under the unsecured revolving term credit facilities include a debt to capital ratio (refer to Note 4) and other customary events of default and covenant provisions. Non-compliance with such covenants could result in accelerated repayment and/or termination of the credit facility. We were in compliance with all covenants as at December 31, 2025 (Note 4).

Summary of Debt
As at December 31	Rate of interest (%)	Maturity	2025	2024
Senior notes[1]
	3.000	April 1, 2025	‐	500
	5.950	November 7, 2025	‐	500
	4.000	December 15, 2026	500	500
	4.500	March 12, 2027	400	‐
	5.200	June 21, 2027	400	400
	4.900	March 27, 2028	750	750
	4.200	April 1, 2029	750	750
	2.950	May 13, 2030	500	500
	5.250	March 12, 2032	600	‐
	5.400	June 21, 2034	600	600
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	212	212
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	401	401
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	489	489
	5.000	April 1, 2049	750	750
	3.950	May 13, 2050	500	500
	5.800	March 27, 2053	750	750
Debentures[1]	7.800	February 1, 2027	120	120
Other credit facilities	Various	Various	13	53
			9,685	9,725
Add net unamortized fair value adjustments			258	276
Less net unamortized debt issue costs			(80)	(83)
Total long-term debt			9,863	9,918
Less current maturities			(513)	(1,037)
			9,350	8,881

1  Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	Short-term	Long-term	Lease
	debt	debt	liabilities	Total
Balance – December 31, 2024	1,534	9,918	1,355	12,807
Cash flows (cash inflows and outflows presented on a net basis)	(745)	(51)	(419)	(1,215)
Additions and other adjustments to ROU liabilities	‐	‐	306	306
Foreign currency translation and other non-cash changes	84	(4)	41	121
Balance – December 31, 2025	873	9,863	1,283	12,019
Balance – December 31, 2023	1,815	9,425	1,326	12,566
Cash flows (cash inflows and outflows presented on a net basis)	(287)	495	(402)	(194)
Additions and other adjustments to ROU liabilities	‐	‐	470	470
Foreign currency translation and other non-cash changes	6	(2)	(39)	(35)
Balance – December 31, 2024	1,534	9,918	1,355	12,807

Disclosure of detailed information about borrowings [text block]

We have an uncommitted $500 million accounts receivable repurchase facility (the “repurchase facility”), where we may sell certain receivables from customers to a financial institution and agree to repurchase those receivables at a future date. When we draw under this repurchase facility, the receivables from customers remain on our consolidated balance sheet as we control and retain substantially all of the risks and rewards associated with the receivables. As at December 31, 2025, there were no borrowings made under this facility.

As at December 31	Rate of interest (%)			2025	2024
Credit facilities
Other credit facilities
South America	3.9	–	8.3	180	307
Australia			4.5	187	198
Other			4.6	4	1
Commercial paper[1]	3.9	–	4.0	399	961
Other short-term debt				103	67
Total short-term debt				873	1,534

1  We use our $4,500 million commercial paper program for our short-term cash requirements. The amount available under the commercial paper program is limited to the availability of funds under the $4,500 million unsecured revolving term credit facility and excess cash invested in highly liquid securities.

As at December 31	Rate of interest (%)	Maturity	2025	2024
Senior notes[1]
	3.000	April 1, 2025	‐	500
	5.950	November 7, 2025	‐	500
	4.000	December 15, 2026	500	500
	4.500	March 12, 2027	400	‐
	5.200	June 21, 2027	400	400
	4.900	March 27, 2028	750	750
	4.200	April 1, 2029	750	750
	2.950	May 13, 2030	500	500
	5.250	March 12, 2032	600	‐
	5.400	June 21, 2034	600	600
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	212	212
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	401	401
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	489	489
	5.000	April 1, 2049	750	750
	3.950	May 13, 2050	500	500
	5.800	March 27, 2053	750	750
Debentures[1]	7.800	February 1, 2027	120	120
Other credit facilities	Various	Various	13	53
			9,685	9,725
Add net unamortized fair value adjustments			258	276
Less net unamortized debt issue costs			(80)	(83)
Total long-term debt			9,863	9,918
Less current maturities			(513)	(1,037)
			9,350	8,881

1  Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.

We are subject to certain customary covenants, including limitation on liens, merger and change of control covenants, and customary events of default. We are also subject to certain financial covenants as calculated in Note 4. As at December 31, 2025 we were in compliance with these covenants.

	Short-term	Long-term	Lease
	debt	debt	liabilities	Total
Balance – December 31, 2024	1,534	9,918	1,355	12,807
Cash flows (cash inflows and outflows presented on a net basis)	(745)	(51)	(419)	(1,215)
Additions and other adjustments to ROU liabilities	‐	‐	306	306
Foreign currency translation and other non-cash changes	84	(4)	41	121
Balance – December 31, 2025	873	9,863	1,283	12,019
Balance – December 31, 2023	1,815	9,425	1,326	12,566
Cash flows (cash inflows and outflows presented on a net basis)	(287)	495	(402)	(194)
Additions and other adjustments to ROU liabilities	‐	‐	470	470
Foreign currency translation and other non-cash changes	6	(2)	(39)	(35)
Balance – December 31, 2024	1,534	9,918	1,355	12,807